Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Prepaid expenses		$ 30	$ 12
Government institutions		40	40
Related parties		11	3
Total Accounts Receivable	$ 55	$ 81	$ 55